Cover	Jun. 06, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 06, 2024
Entity Registrant Name	BARINTHUS BIOTHERAPEUTICS PLC
Entity Incorporation, State or Country Code	X0
Entity File Number	001-40367
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Barinthus Biotherapeutics plc
Entity Address, Address Line Two	Unit 6-10
Entity Address, Address Line Three	Zeus Building Rutherford Avenue
Entity Address, City or Town	Harwell, Didcot
Entity Address, Postal Zip Code	OX11 0DF
Entity Address, Country	GB
City Area Code	+44 (0)
Local Phone Number	1865 818 808
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001828185
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	BRNS
Security Exchange Name	NASDAQ
Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value £0.000025 per share*